Cover	Oct. 13, 2023
Document Information [Line Items]
Document Type	8-K/A
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Amendment Flag	true
Document Creation Date	Oct. 13, 2023
Document Period End Date	Oct. 13, 2023
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41588
Entity Tax Identification Number	87-1641189
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	LRHC
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 19, 2023, La Rosa Holdings Corp. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K Report”) to report among other things the closing of two acquisitions. This Amendment No. 1 to the Initial 8-K Report provides the pro forma financial information required by Item 9.01(b).